Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2021	Aug. 31, 2021
Accounts Other Receivables And Customer Advance
Allowance for doubtful accounts, August 31	$ (1,084,305)	$ (874,438)
Acquisition of SideQik		(140,896)
Provision, bad debt expense		(72,636)
Writeoffs		3,665
Allowance for doubtful accounts, November 30	$ (1,084,305)	$ (1,084,305)